Acquisitions (Tables)	12 Months Ended
Jan. 31, 2022
Notes Tables
Schedule of Acquisitions of Business

	QuestaWeb	Portrix	Green Mile	Total
Purchase price consideration:
Cash, less cash acquired related to QuestaWeb ($2,097), Portrix ($200) and GreenMile ($1,552)	35,860	25,188	29,230	90,278
Contingent consideration	—	—	3,339	3,339
Net working capital adjustments payable / (receivable)	17	(54)	(308)	(345)
	35,877	25,134	32,261	93,272
Allocated to:
Current assets, excluding cash acquired	714	810	2,186	3,710
Property and equipment	78	—	89	167
Right-of-use assets	123	374	—	497
Other long-term assets	—	—	242	242
Current liabilities	(170)	(871)	(1,498)	(2,539)
Deferred revenue	(736)	(499)	(909)	(2,144)
Lease obligations	(123)	(374)	—	(497)
Deferred income tax liability	—	(5,185)	(752)	(5,937)
Long-term income taxes payable	—	—	(365)	(365)
Debt	—	(1,062)	—	(1,062)
Net tangible assets (liabilities) assumed	(114)	(6,807)	(1,007)	(7,928)

Finite life intangible assets acquired:
Customer agreements and relationships	4,800	4,014	5,700	14,514
Existing technology	8,900	12,286	14,000	35,186
Trade names	100	122	100	322
Non-compete covenants	500	487	500	1,487
Goodwill	21,691	15,032	12,968	49,691
	35,877	25,134	32,261	93,272

	Peoplevox	Kontainers	ShipTrack	Total
Purchase price consideration:
Cash, less cash acquired related to Peoplevox ($1,634), Kontainers (overdraft of $13) and ShipTrack ($529)	24,137	5,237	19,029	48,403
Consideration payable	—	100	—	100
Contingent consideration	—	1,414	2,825	4,239
Net working capital adjustments (receivable) / payable	(42)	(87)	64	(65)
	24,095	6,664	21,918	52,677
Allocated to:
Current assets, excluding cash acquired	485	469	1,853	2,807
Right-of-use assets	—	—	151	151
Current liabilities	(776)	(1,074)	(693)	(2,543)
Deferred revenue	(748)	(102)	(204)	(1,054)
Lease obligations	—	—	(151)	(151)
Deferred income tax liability	(1,615)	—	(4,012)	(5,627)
Debt	—	—	(728)	(728)
Net tangible assets (liabilities) assumed	(2,654)	(707)	(3,784)	(7,145)
Finite life intangible assets acquired:
Customer agreements and relationships	3,631	800	3,905	8,336
Existing technology	7,651	3,000	11,102	21,753
Trade names	—	30	77	107
Non-compete covenants	285	80	291	656
Goodwill	15,182	3,461	10,327	28,970
	24,095	6,664	21,918	52,677

	Visual		STEP-	Best-
	Compliance	CORE	com	Transport	Total
Purchase price consideration:
Cash, less cash acquired related to Visual Compliance ($170), CORE ($213), STEPcom ($2,700) and BestTransport ($507)	239,863	21,833	18,639	11,718	292,053
Common shares issued	9,045	—	—	—	9,045
Contingent consideration	—	1,450	—	—	1,450
Net working capital adjustments payable / (receivable)	1,147	62	250	—	1,459
	250,055	23,345	18,889	11,718	304,007
Allocated to:
Current assets, excluding cash acquired	6,403	689	1,470	815	9,377
Property and equipment	30	2,048	257	35	2,370
Deferred income tax asset	30,924	—	—	—	30,924
Right-of-use assets	1,188	68	232	194	1,682
Current liabilities	(840)	(352)	(874)	(284)	(2,350)
Deferred revenue	(10,267)	(278)	(813)	(9)	(11,367)
Lease obligations	(1,188)	(68)	(232)	(194)	(1,682)
Deferred income tax liability	(282)	(3,332)	(2,316)	(1,352)	(7,282)
Net tangible assets (liabilities) assumed	25,968	(1,225)	(2,276)	(795)	21,672
Finite life intangible assets acquired:
Customer agreements and relationships	32,186	4,600	10,839	3,000	50,625
Existing technology	69,422	6,800	—	3,800	80,022
Trade names	528	200	102	50	880
Non-compete covenants	3,166	300	205	150	3,821
Goodwill	118,785	12,670	10,019	5,513	146,987
	250,055	23,345	18,889	11,718	304,007

Schedule of acquired intangible assets are being amortized over their estimated useful lives

	QuestaWeb	Portrix	GreenMile
Customer agreements and relationships	13 years	13 years	13 years
Existing technology	6 years	6 years	6 years
Trade names	3 years	3 years	3 years
Non-compete covenants	5 years	2 years	5 years

	Peoplevox	Kontainers	ShipTrack
Customer agreements and relationships	10 years	12 years	13 years
Existing technology	6 years	5 years	6 years
Trade names	N/A	3 years	3 years
Non-compete covenants	5 years	5 years	5 years

	Visual			Best
	Compliance	CORE	STEPcom	Transport
Customer agreements and relationships	14 years	13 years	9 years	12 years
Existing technology	7 years	6 years	N/A	6 years
Trade names	5 years	8 years	3 years	3 years
Non-compete covenants	5 years	5 years	3 years	2 years

Business Acquisition, Pro Forma Information

Year Ended	January 31,	January 31,	January 31,
	2022	2021	2020
Revenues	429,531	369,271	354,484
Net income	85,549	48,788	30,933
Earnings per share
Basic	1.01	0.58	0.38
Diluted	0.99	0.57	0.37